UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2012
                                               -----------------

Check here if Amendment [ ]; Amendment Number: _____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      ICONIQ Capital, LLC
           -----------------------------
Address:   244 Jackson Street, Suite 300
           -----------------------------
           San Francisco, CA 94111
           -----------------------------

Form 13F File Number: 28-____________

Theinstitutional investment manager filing this report signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting

Name:   Kevin Foster
        -----------------------------
Title:  Chief Operating Officer
        -----------------------------
Phone:  415-937-7763
        -----------------------------

Signature, Place, and Date of Signing:

/s/Kevin Foster           San Francisco, CA          February 14, 2013
--------------------      -----------------          -----------------
[Signature]               [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in tihs report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number Name

     28-
        ------------------  ------------------------------------------------
     [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:        0
                                          ------------------
Form 13F Information Table Entry Total:   65
                                          ------------------
Form 13F Information Table Value Total:   $335,308
                                          ------------------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F which this report is filed, other than the manager

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.     Form 13F File Number        Name

             28-
    -----       ------------------------ --------------------------------------
    [Repeat as necessary.]


                                                                            Shares/    Sh/ Put/ Investment Other    Voting Authority
     Name of Issuer          Title of Class       CUSIP       Value         PRN Amt    PRN Call Discretion Managers Sole Shared None
AT&T INC                  COMMON                00206R102     $80,364.64     2,384.000  Sh       Sole            2,384.000
AUTOMATIC DATA
   PROCESSING INC         COMMON                053015103    $204,891.07     3,599.000  Sh       Sole            3,599.000
BROADRIDGE FINANCIAL
   SOLUTIONS LLC          COMMON                11133T103     $20,569.12       899.000  Sh       Sole              899.000
CBRE CLARION GLOBAL
   REAL ESTATE INCOME FD  COMMON                12504G100     $23,709.36     2,676.000  Sh       Sole            2,676.000
COCA COLA CO              COMMON                191216100     $20,553.75       567.000  Sh       Sole              567.000
CURRENCYSHARES EURO TR    EURO SHARES           23130C108    -$52,384.00      -400.000  Sh       Sole             -400.000
EXXON MOBIL CORP          COMMON                30231G102    $645,922.65     7,463.000  Sh       Sole            7,463.000
FACEBOOK INC COM          CLASS A               30303M102    $140,021.20     5,260.000  Sh       Sole            5,260.000
GOLDMAN SACHS GROUP INC   COMMON                38141G104    $172,843.80     1,355.000  Sh       Sole            1,355.000
GOOGLE INC                CLASS A               38259P508     $84,885.60       120.000  Sh       Sole              120.000
ING PRIME RATE TR         SH BEN INT            44977W106    $465,489.18    74,958.000  Sh       Sole           74,958.000
ISHARES                   CORE S&P SMALL-CAP
                             ETF                464287804     $65,213.50       835.000  Sh       Sole              835.000
ISHARES                   S&P NATL AMT FREE
                             MUNI BND FND       464288414     $55,320.00       500.000  Sh       Sole              500.000
ISHARES                   BARCLAYS TREAS
                             INFLATION
                             PROTECTED SECS FD  464287176    $477,869.76     3,936.000  Sh       Sole            3,936.000
ISHARES                   IBOXX $ INVESTOP
                             INVESTMENT GRADE
                             CORP BD FUND       464287242    $502,108.50     4,150.000  Sh       Sole            4,150.000
ISHARES                   BARCLAYS 1-3 YR CD
                             BD FD              464288646 $49,358,648.94   467,943.202  Sh       Sole          467,943.202
ISHARES GOLD TRUST        ISHARES               464285105  $1,240,557.46    76,206.000  Sh       Sole           76,206.000
ISHARES INC               MSCI PACIFIC EX JAPAN
                             INDEX FD           464286665    $160,040.30     3,395.000  Sh       Sole            3,395.000
ISHARES INC               MSCI BRAZIL INDEX
                             FUND               464286400 $19,559,039.43   349,643.179  Sh       Sole          349,643.179
ISHARES SILVER TR         ISHARES               46428Q109     $95,452.50     3,250.000  Sh       Sole            3,250.000
ISHARES TR                S&P LATIN AMER 40
                             INDEX FD           464287390    $502,844.80    11,470.000  Sh       Sole           11,470.000
ISHARES TR                DOW JONES U S REAL
                             ESTATE INDEX FD    464287739     $21,923.13       339.000  Sh       Sole              339.000
ISHARES TR                MSCI USA ESG SELECT
                             SOCIAL INDEX FD    464288802     $20,587.51       347.000  Sh       Sole              347.000
ISHARES TR                S&P 500/ GROWTH
                             INDEX FD
                             ISHARES            464287309     $30,296.00       400.000  Sh       Sole              400.000
ISHARES TR                RUSSELL 3000 INDEX FD 464287689     $53,009.68       626.000  Sh       Sole              626.000
ISHARES TR                FTSE XINHUA HK CHINA
                             25 INDEX FD        464287184     $48,540.00     1,200.000  Sh       Sole            1,200.000
ISHARES TR                RUSSELL 2000
                             INDEX FD           464287655    $132,463.57     1,571.000  Sh       Sole            1,571.000
ISHARES TR                JPMORGAN USD EMERGING
                             MKTS BD FD         464288281    $193,148.67     1,573.000  Sh       Sole            1,573.000
ISHARES TR                RUSSELL MIDCAP
                             INDEX FD           464287499    $373,230.00     3,300.000  Sh       Sole            3,300.000
ISHARES TR                MSCI EMERGING MKTS
                             INDEX FD           464287234    $163,740.20     3,692.000  Sh       Sole            3,692.000
ISHARES TR                MSCI ALL COUNTRY ASIA
                             EX JAPAN INDEX FD  464288182    $599,148.00     9,900.000  Sh       Sole            9,900.000
ISHARES TR                MSCI EAFE INDEX FD    464287465  $1,150,448.38    20,233.000  Sh       Sole           20,233.000
ISHARES TR                RUSSELL 1000 INDEX FD 464287622  $2,695,136.65    34,051.000  Sh       Sole           34,051.000
ISHARES TR                S&P GLOBAL
                             TELECOMMUNICATIONS
                             SECTOR INDEX FD    464287275  $1,950,983.42    34,126.000  Sh       Sole           34,126.000
ISHARES TR                DOW JONES SELECT
                             DIVID INDEX FD     464287168  $5,064,652.44    88,481.000  Sh       Sole           88,481.000
ISHARES TR                S&P U S PFD STK
                             INDEX FD           464288687 $68,631,951.18 1,732,255.204  Sh       Sole        1,732,255.204
JPMORGAN CHASE & CO
   ALERIAN MLP INDEX ETN  COMMON                46625H365    $510,941.10    13,285.000  Sh       Sole           13,285.000
LIMELIGHT NETWORKS
   INC COM                COMMON                53261M104    $499,500.00 1,300,432.000  Sh       Sole        1,300,432.000
MARKET VECTORS ETF TR     EMERGING MKTS LOCAL
                             CURRENCY DEBT ETF  57060U522    $726,903.45    26,481.000  Sh       Sole           26,481.000
MARKET VECTORS ETF TR     GOLD MINERS ETF FD    57060U100 $37,310,060.88   804,269.474  Sh       Sole          804,269.474
MARKET VECTORS ETF TR     JR GOLD MINES ETF     57060U589 $17,026,983.15   860,383.181  Sh       Sole          860,383.181
MARKET VECTORS ETF TRUST  OIL SVCS ETF          57060U191  $2,283,033.00    59,100.000  Sh       Sole           59,100.000
MASTERCARD INC            CLASS A               57636Q104     $44,215.20        90.000  Sh       Sole               90.000
MICROSOFT CORP            COMMON                594918104     $29,487.84     1,104.000  Sh       Sole            1,104.000
NETFLIX COM INC COM       COMMON                64110L106     $57,868.75       625.000  Sh       Sole              625.000
PALO ALTO NETWORKS INC    COMMON                697435105     $53,520.00     1,000.000  Sh       Sole            1,000.000
POWERSHARES DB COMMODITY
   INDEX TRACKING FD      UNIT BEN INT          73935S105    $250,020.00     9,000.000  Sh       Sole            9,000.000
SECTOR SPDR TR            SHS BEN INT UTILITIES 81369Y886  $1,911,924.74    54,750.000  Sh       Sole           54,750.000
SECTOR SPDR TR            SHS BEN INT ENERGY    81369Y506 $24,554,819.63   343,808.732  Sh       Sole          343,808.732
SPDR                      S&P 500 ETF TRUST
                             UNIT SER 1 S&P     78462F103    $426,945.18     2,998.000  Sh       Sole            2,998.000
SPDR GOLD TR              GOLD SHS              78463V107 $77,785,153.92   480,096.000  Sh       Sole          480,096.000
SPDR INDEX                SHS FDS S&P EMERGING
                             ASIA PAC ETF       78463X301 $13,965,092.82   180,218.000  Sh       Sole          180,218.000
SPDR SER TR               BARCLAYS HIGH YIELD
                             BD ETF             78464A417     $54,551.40     1,340.000  Sh       Sole            1,340.000
SPDR SER TR               DJ WILSHIRE REIT ETF  78464A607    $103,033.64     1,412.000  Sh       Sole            1,412.000
SPDR SER TR               S&P OIL & GAS EXPL
                             & PRODTN ETF       78464A730    $227,893.12     4,214.000  Sh       Sole            4,214.000
SPDR SER TR               S&P OIL & GAS EQUIP
                             & SVCS ETF         78464A748    $224,337.60     6,480.000  Sh       Sole            6,480.000
SPDR SER TR               DB INTL GOVT
                             INFLATION
                             PROTECTED          78464A490    $454,056.84     7,146.000  Sh       Sole            7,146.000
UNITED TECHNOLOGIES CORP  COMMON                913017109     $36,084.40       440.000  Sh       Sole              440.000
VANGUARD BD INDEX FD INC  SHORT TERM BD ETF     921937827    $198,425.50     2,450.000  Sh       Sole            2,450.000
VANGUARD INDEX FDS        VANGUARD TOTAL STK
                             MKT ETF            922908769    $184,225.92     2,514.000  Sh       Sole            2,514.000
VANGUARD INTL EQUITY      FTSE ALL-WORLD EX-US
   INDEX FD INC              INDEX FD ETF SHS   922042775     $25,894.50       566.000  Sh       Sole              566.000
VANGUARD INTL EQUITY      MSCI EMERGING
   INDEX FDS                 MKTS ETF           922042858    $492,902.57    11,069.000  Sh       Sole           11,069.000
WELLS FARGO & CO NEW      COMMON                949746101     $22,866.42       669.000  Sh       Sole              669.000
WISDOMTREE TR             INDIA EARNINGS FD     97717W422    $174,330.00     9,000.000  Sh       Sole            9,000.000
ZYNGA INC                 CLASS A               98986T108    $719,800.00   305,000.000  Sh       Sole          305,000.000
                                                         $335,308,091.96 7,442,243.972